Shareholders' Equity (Details Narrative) - USD ($)			1 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jul. 10, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jul. 31, 2018	Apr. 30, 2018	Apr. 30, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Aug. 28, 2019	Feb. 28, 2017	May 31, 2016	Apr. 30, 2016	May 31, 2015	Apr. 30, 2015
Class of Stock [Line Items]
Warrants to purchase common stock					16,666							25,000
Warrant exercise price					$ 0.01									$ 0.01
Convertible promissory notes												$ 181,500
Number of warrants exercised for cash					$ 166
Number of common shares issued for warrants exercised					16,666
Number of options, granted			505,000	505,000			560,400	253,846	505,000		560,400	263,846
Exercise price of options granted									$ 0.43		$ 0.50	$ 0.64
Option term			10 years	10 years					6 years 11 months 23 days		6 years 11 months 15 days	3 years 4 months 17 days
Proceeds from issuance of common stock									$ 2,455,000	$ 300,000	$ 800,000	$ 250,000
Gary Augusta [Member]
Class of Stock [Line Items]
Warrants to purchase common stock													300,000
Warrant exercise price													$ 0.01
Gary Augusta [Member] | Vest on April 1, 2020 [Member]
Class of Stock [Line Items]
Warrants to purchase common stock													150,000
Gary Augusta [Member] | Vest on April 1, 2021 [Member]
Class of Stock [Line Items]
Warrants to purchase common stock													150,000
Minimum [Member]
Class of Stock [Line Items]
Exercise price of options granted			$ 0.41	$ 0.41
Option vested period			4 years	4 years
Stock issued during period									2,273,329
Maximum [Member]
Class of Stock [Line Items]
Exercise price of options granted			$ 0.44	$ 0.44
Option vested period			5 years	5 years
Stock issued during period									14,776,638
Convertible Promissory Note [Member]
Class of Stock [Line Items]
Warrant exercise price								$ 0.65							$ 1.50	$ 1.50	$ 1.50	$ 1.50
Warrants term								5 years							5 years	5 years	5 years	5 years
Convertible promissory notes					$ 181,500			$ 165,000							$ 200,000	$ 200,000	$ 200,000	$ 200,000
Debt instrument conversion price per share					$ 0.50			$ 0.85									$ 1.50	$ 1.50
Debt principal and accrued interest, amount					$ 211,983
Debt instrument conversion shares					423,966
Shares issued price per share															$ 4.00	$ 4.00	$ 4.00	$ 4.00
Private Offer Memorandum [Member]
Class of Stock [Line Items]
Common stock sold for cash, shares						300,000
Common stock issued for cash						$ 300,000
Sale of stock price per share						$ 1.00
Warrants to purchase common stock						161,538
Warrant exercise price						$ 0.01
Warrants term						5 years
Securities Purchase Agreement [Member] | Private Placement [Member] | Certain Accredited Investor [Member]
Class of Stock [Line Items]
Stock issued during period	2,910,000	2,000,000
Shares issued price per share	$ 0.50	$ 0.50							$ 0.50
Proceeds from issuance of common stock	$ 1,455,000	$ 1,000,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Gary Augusta [Member]
Class of Stock [Line Items]
Stock issued during period	1,000,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Nitesh Patel [Member]
Class of Stock [Line Items]
Stock issued during period	40,000
Securities Purchase Agreement [Member] | Private Placement [Member] | Shilpa Patel [Member]
Class of Stock [Line Items]
Stock issued during period	20,000